Fair Value Measurements - Carrying Amounts, Estimated Fair Values and Valuation Input Levels of the Company's Senior Notes, Senior Secured Term Loans and Senior Secured Revolving Credit Facility (Parenthetical) (Detail) (Successor [Member], Level 2 [Member], 8.25% Senior Notes [Member])
	Dec. 31, 2013	Dec. 31, 2012
Successor [Member] | Level 2 [Member] | 8.25% Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate on senior notes	8.25%	8.25%